UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 E. Michigan St. Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Rachel A. Spearo

U.S. Bancorp Fund Services, LLC

615 E. Michigan St.

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code (414) 765- 5384

Date of fiscal year end: November 30, 2009

Date of reporting period: May 31, 2009

Item 1.	Reports to Stockholders.

Structured Investment
Management

S&P 500®*
Capital Appreciation Fund

(Providing For Special Redemption Feature in 2018)

Semi-Annual Report

May 31, 2009

Class A Shares
Class B Shares
Class C Shares
Class D Shares

*"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

July 30, 2009

Dear Shareholder:

As you are aware, the objective of the fund is to seek to provide upside exposure to the price performance of the S&P 500® index while providing for a positive minimum return in 2018 (10-year anniversary of the inception of the fund) on the downside. Prior to 2018, the NAV of the Fund should decline less than the equity markets in “down” markets and appreciate less than the equity markets in “up” markets.

The S&P 500® Capital Appreciation commenced operations on December 1, 2008 with the S&P 500® index at a closing level of 816.21. As of May 29th, the last business day of May, the index closed at a level of 919.14, representing a price return of 12.61%. After an initial start-up period during which the fund was fully invested in cash, the fund commenced investing in S&P 500® index tracking instruments on February 9, 2009 with the index at a closing level of 869.89. Since then and as of the close of trading on May 29th 2009, the fund has returned 2.51%, and the index has returned 5.66%, on a price basis.

Prior to entering into the swap agreements and credit default swaps, the fund adjusted its holdings of S&P 500® tracking instruments to approximately 60% of assets under management to account for the hedge ratio of the swap agreements.

Thank you for investing with SIM.

Sincerely,

Ramesh K. Menon

Portfolio Manager

The information provided herein represents the opinion of Structured Investment Management, Inc. and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained by calling 1-888-8-USA-FUND (1-888-887-2386). Read it carefully before investing.

The Fund is exposed to index-based fund risk, and its ability to correlate its performance, before expenses, to that of the S&P 500 Index may be affected by general changes in market conditions, the manner in which the S&P 500 Index is calculated, the timing of purchases and sales, the size of the Fund’s portfolio, and differences in the valuation of securities.

The Fund has entered into Swap Agreements and Credit Default Swaps (CDS) with one or more counterparties. The Fund’s ability to pay the Special Redemption Account under certain market conditions will depend almost entirely upon the ability of the Counterparties and the CDS Counterparties to meet their obligations under the Swap Agreements and CDS, as the case may be.

The Fund may invest in derivative securities, which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, and, depending upon the characteristics of a particular derivative, suddenly can become illiquid.

There can be no assurance that the fund will grow to or maintain an economical size, in which case the Board of Trustees or the Adviser may determine to liquidate the fund.

The Fund may invest in options, futures or options on futures contracts. When options are purchased over-the-counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

The SIM Funds are distributed by Quasar Distributors, LLC.

S&P 500® CAPITAL APPRECIATION FUND

Expense Example

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/08 – 5/31/09).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. If you purchase Class A shares of the Fund, you will pay an initial sales charge of 5.00% when you invest. A contingent deferred sales charge (“CDSC”) of 0.50% will be assessed on purchases of Class A shares in amounts of $1 million or more that are redeemed within one year of purchase. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees and dividends on short positions. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Class A shares
	Beginning Account Value 12/1/08	Ending Account Value 5/31/09	Expenses Paid During Period 12/1/08 – 5/31/09*
Actual**	$1,000.00	$971.85	$54.86

Hypothetical (5% return before expenses)***	$1,000.00	$968.75	$54.85
*	Expenses are equal to the Fund’s annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the period since commencement of operations.

S&P 500® CAPITAL APPRECIATION FUND

Investment Highlights

(Unaudited)

During the Covered Period,* the Fund will seek capital growth through investments that, before expenses, correspond to the price return of the Standard & Poor’s® 500 Composite Stock Price Index (the “S&P 500 Index”) while also seeking to preserve principal investments and provide a positive total return. After the close of the Covered Period, the Fund will continue to seek capital appreciation through investment that correspond to the total return of the S&P 500 Index.

*	The Covered Period will run from the inception date of the Fund through the ten year anniversary of that date. The Fund is designed to ensure that the value of the investor’s accounts on the Special Redemption Date will be no less than 150% of the NAV at the commencement of the Covered Period, less all fees of the Fund and distributions paid, as described in the Prospectus. The Special Redemption Feature does not apply to the NAV of the Fund at any time other than on the Special Redemption Date. After the close of the Covered Period, the Fund may distribute its capital in a lump sum, distribute capital over time at a minimum rate based on the NAV on the Special Redemption Date, or invest in the S&P 500 Index without the protection of the Special Redemption Feature. The NAV of the Fund could decrease after the Covered Period.

Total Returns as of May 31, 2009

Since Inception (12/1/08)
S&P 500® Capital Appreciation Fund
No Load	2.30%
With Load	-2.85%
S&P 500 Index	12.61%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

S&P 500® CAPITAL APPRECIATION FUND

Investment Highlights (Continued)

(Unaudited)

The returns shown assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and index on inception date. The chart does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

One cannot invest directly in an index. Portfolio allocations are subject to change.

*	Inception Date

S&P 500® CAPITAL APPRECIATION FUND

Schedule of Investments

May 31, 2009 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUND 65.30%
SPDR S&P 500	870	$80,397

TOTAL EXCHANGE-TRADED FUND (Cost $74,687)		80,397

Total Investments (Cost $74,687) 65.30%		80,397
Other Assets in Excess of Liabilities 34.70%		42,724

TOTAL NET ASSETS 100.00%		$123,121

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

S&P 500® CAPITAL APPRECIATION FUND

Statement of Assets and Liabilities

May 31, 2009 (Unaudited)
Assets
Investments, at value (cost $74,687)	$80,397
Cash	53,521
Receivable from Adviser	16,501
Other assets	16,919

Total Assets	167,338

Liabilities
Payable for investments purchased	6,886
Accrued expenses and other liabilities	37,331

Total Liabilities	44,217

Net Assets	$123,121

Net Assets Consist Of:
Paid-in capital	$119,754
Undistributed net investment loss	(129)
Accumulated net realized loss from:
Investments	(2,214)
Net unrealized appreciation on:
Investments	5,710

Net Assets	$123,121

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	12,036

Net asset value and redemption price per share	$10.23

Maximum offering price per share ($10.23/0.9500)	$10.77

The accompanying notes are an integral part of these financial statements.

S&P 500® CAPITAL APPRECIATION FUND

Statement of Operations

For the Period Ended May 31, 2009(1) (Unaudited)
Investment Income
Dividend income	$342

Total Investment Income	342

Expenses
Transfer agent fees and expenses	23,297
Fund accounting fees	21,354
Administration fees	14,882
Federal and state registration fees	14,521
Audit and tax fees	13,153
Reports to shareholders	7,014
Custody fees	6,643
Chief Compliance Officer fees and expenses	5,805
Legal fees	4,942
Trustees’ fees and related expenses	959
Advisory fees	252
Distribution fees	115
Other expenses	4,335

Total Expenses	117,272
Less waivers and reimbursement by Adviser	(116,801)

Net Expenses	471

Net Investment Loss	(129)

Realized And Unrealized Gain (loss) on Investments
Net realized loss from:
Investments	(2,214)
Change in net unrealized appreciation on:
Investments	5,710

Net Realized And Unrealized Gain on Investments	3,496

Net Increase In Net Assets From Operations	$3,367

(1)	The Fund commenced operations on December 1, 2008.

The accompanying notes are an integral part of these financial statements.

S&P 500® CAPITAL APPRECIATION FUND

Statements of Changes in Net Assets

Period Ended May 31, 2009(1) (Unaudited)
From Operations
Net investment loss	$(129)
Net realized loss from:
Investments	(2,214)
Change in net unrealized appreciation on:
Investments	5,710

Net increase in net assets from operations	3,367

From Capital Share Transactions
Proceeds from shares sold	170,766
Payments for shares redeemed	(51,012)

Net increase in net assets from capital share transactions	119,754

Total Increase in Net Assets	123,121

Net Assets:
Beginning of period	—

End of period*	$123,121

* Including undistributed net investment loss of	(129)

(1)	The Fund commenced operations on December 1, 2008.

The accompanying notes are an integral part of these financial statements.

S&P 500® CAPITAL APPRECIATION FUND-CLASS A

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended May 31, 2009(1) (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.01)
Net realized and unrealized gain on investments	0.24

Total from Investment Operations	0.23

Net Asset Value, End of Period	$10.23

Total Return(3)	2.30%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$123

Ratio of expenses to average net assets:
Before waiver and expense reimbursement(4)	254.55%
After waiver and expense reimbursement(4)	1.02%

Ratio of net investment loss to average net assets:
Before waiver and expense reimbursement(4)	(253.81)%
After waiver and expense reimbursement(4)	(0.28)%

Portfolio turnover rate(3)	26.88%

(1)	The Fund commenced operations on December 1, 2008.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

S&P 500® CAPITAL APPRECIATION FUND

Notes to Financial Statements

May 31, 2009 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The S&P 500® Capital Appreciation Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on December 1, 2008. As of the date of this report, the Class B, C and D shares have not commenced operations. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Structured Investment Management, Inc. (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service. If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

S&P 500® CAPITAL APPRECIATION FUND

Notes to Financial Statements, continued

May 31, 2009 (Unaudited)

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Investments in Securities	$80,397	—	—	$80,397

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for interim and annual periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The Fund did not invest in any derivative instruments during the period ended May 31, 2009.

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each fund to the combined net assets of the Trust, or other equitable means.

S&P 500® CAPITAL APPRECIATION FUND

Notes to Financial Statements, continued

May 31, 2009 (Unaudited)

(g)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(h)	New Accounting Pronouncements

In April 2009, FASB Staff Position 157-4, “Determining Fair Value when the Volume and Level of Activity” for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly, was issued and is effective for periods ending after June 15, 2009. FASB Staff Position 157-4 is intended to provide additional guidance for estimating fair value in accordance with SFAS No. 157, when the volume and level of activity for the asset or liability have significantly decreased. This FASB Staff Position also provides guidance on identifying circumstances that indicate a transaction is not orderly. At this point, management is evaluating the implications of FASB Staff Position 157-4 and the impact, if any, on the Fund’s financial statements.

(3)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets for services to prospective Fund shareholders and distribution of Fund Shares. During the period ended May 31, 2009, the Fund accrued expenses of $115 pursuant to the 12b-1 Plan.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 0.55% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses for an indefinite period at the discretion of the Adviser and the Board of Trustees to the extent necessary to ensure that the Fund’s operating expenses do not exceed (a) 0.89% through January 5, 2009; and (b) 1.04% on and after January 6, 2009 of the Fund’s average daily net assets. For the period ended May 31, 2009, expenses of $116,801 incurred by the Fund were waived or reimbursed by the Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

2012	$116,801

(5)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

S&P 500® CAPITAL APPRECIATION FUND

Notes to Financial Statements, continued

May 31, 2009 (Unaudited)

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Period Ended May 31, 2009(1)
Shares Sold	17,141
Shares Redeemed	(5,105)

Net Increase	12,036

(1)	The Fund commenced operations on December 1, 2008.

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the year ended May 31, 2009, were $87,764 and $10,863 respectively.

S&P 500® CAPITAL APPRECIATION FUND

Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on May 30, 2008 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the S&P 500 Capital Appreciation Fund (Providing for Special Redemption Feature in 2018) (the “Fund”), a series of the Trust, and Structured Investment Management, Inc., the Fund’s investment adviser (the “Adviser”). In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement. The materials provided contained information with respect to the factors enumerated below, including the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Agreement, detailed comparative information relating to the advisory fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, Form ADV, financial statements, bibliographic information of key personnel, written compliance program and Code of Ethics) and other pertinent information.

Mr. Ramesh K. Menon, the founder and President of the Adviser and the portfolio manager for the Fund, participated in the meeting of the Trustees held on May 30, 2008. Mr. Menon had also attended prior meetings of the Trustees, at which he provided information concerning his own and the Adviser’s background, personnel and current operations. Mr. Menon explained in detail the investment strategies that the Fund intends to employ and the evolution of the Fund’s investment strategy. He also reviewed with the Trustees the status of the Fund’s registration statement and current interaction with the staff of the Securities and Exchange Commission. Mr. Menon also provided written materials to the Trustees in connection with his presentation, including information concerning the marketing of the Fund in light of the market environment.

In considering approval of the Agreement, the Trustees also reviewed the Trust’s post effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Fund. Based on its evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

Discussion of Factors Considered

In considering the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided to the Fund.

The Trustees considered the nature, extent and quality of services to be provided by the Adviser to the Fund, including the Fund’s unique and innovative investment program. The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the

S&P 500® CAPITAL APPRECIATION FUND

Fund, as well as the qualifications, experience and responsibilities of Mr. Menon and other key personnel at the Adviser involved in the day-to-day activities of the Fund. The Trustees reviewed the structure of the Adviser’s compliance procedures and the information provided by the Adviser in response to the TPM Due Diligence Questionnaire as well as other information provided by the Adviser and forwarded to the Trustees. The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Adviser. The Trustees also considered information presented by Mr. Menon regarding the Adviser’s investment process and the investment strategies that the Adviser intended to use in the management of the Fund. The Trustees, in consultation with their independent counsel, reviewed the Adviser’s policies and procedures and compliance program, including the Adviser’s Compliance Manual, proxy voting policies and procedures and its code of ethics, and were assured that they were fully compliant with Rule 206(4)-7(a) promulgated under the Investment Advisers Act of 1940, as amended. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2.	Investment Performance of the Adviser.

In assessing the portfolio management services to be provided by the Adviser, the Trustees noted Mr. Menon’s presentation to them on May 30, 2008, during which Mr. Menon provided information concerning the founding of the Adviser and Mr. Menon’s investment management experience. The Trustees acknowledged Mr. Menon’s history as an independent investment manager and his responsibility for all investment strategies employed by the Adviser. The Trustees also reviewed the qualifications, background and experience of the staff of the Adviser, including Mr. Menon, as presented at the May 30, 2008 meeting and set forth in the Adviser’s Form ADV and the Fund’s prospectus and statement of additional information. The Trustees noted, in particular, Mr. Menon’s prior senior management positions and his experience in the management of structured products. After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from the Adviser’s management.

3.	Costs of Services and Profits Realized by the Adviser.

The Trustees considered the cost of services and the structure of the Adviser’s fees. The Trustees considered the cost structure of the Fund relative to its peer group based on the Lipper fee analysis provided to the Trustees as well as the proposed expense waivers and reimbursements of the Adviser. The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement and the proposed expense subsidization undertaken by the Adviser.

The Trustees noted that the Fund’s contractual management fee of .55% was below the average advisory fee for its peer group. The Fund’s projected total expense ratios for all four of its classes were also below those of its peer group of capital preservation funds. The Trustees noted that the Fund’s total expenses for the Fund’s Class A shares would be capped at .89%, at 1.64% for its Class B and Class C shares and at .64% for its Class D shares. The Trustees concluded that the Fund’s expenses and the fees paid to the Adviser were fair and reasonable in light of the

S&P 500® CAPITAL APPRECIATION FUND

comparative expense and advisory fee information and the investment management services to be provided by the Adviser. The Trustees further concluded that the Adviser’s profit from sponsoring the Fund would not be excessive and would enable the Adviser to maintain adequate profit levels to support its provision of advisory services to the Fund.

4.	Extent of Economies of Scale as the Fund Grows.

The Trustees reviewed the structure of the Adviser’s advisory fees and discussed potential economies of scale (and if such economies are realized, how they would be shared with the Fund’s shareholders). The Trustees concluded that the potential economies of scale that the Fund might realize would be achievable under the structure of the Adviser’s advisory fees and the Fund’s expenses. The Trustees reviewed all proposed expense waivers and reimbursements by the Adviser with respect to the Fund. With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Fund were acceptable.

5. Benefits Derived from the Relationship with the Fund.

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Fund, noting that the Adviser did not engage in any formal arrangements to direct brokerage to a particular broker-dealer in return for brokerage or research services. The Trustees took note, however, of the Adviser’s intent to consider the benefit of research services provided by broker-dealers in allocating the Fund’s portfolio transactions. The Trustees examined the allocation of brokerage by the Adviser with respect to the Fund. The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition, the ability to attract additional investor assets and facilitating the management of the Fund’s portfolio appear to be reasonable, and in many cases may benefit the Fund.

Conclusions

The Trustees considered all of the foregoing factors. In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with the Fund as being in the best interests of the Fund and its shareholders.

S&P 500® CAPITAL APPRECIATION FUND

Additional Information

(Unaudited)

Indemnifications

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-888-887-2386.

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee
Dr. Michael D. Akers 615 E. Michigan St. Milwaukee, WI 53202 Age: 54	Trustee	Indefinite Term; Since August 22, 2001	Professor and Chair of Accounting, Marquette University (2004–present); Associate Professor of Accounting, Marquette University (1996–2004).	1	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 52	Trustee	Indefinite Term; Since August 22, 2001	Captain, Midwest Airlines, Inc. (airline company) (1985–Present); Director, Flight Standards & Training (1990–1999).	1	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

S&P 500® CAPITAL APPRECIATION FUND

Additional Information (continued)

(Unaudited)

Interested Trustee and Officers

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee
Joseph C. Neuberger(2) 615 E. Michigan St. Milwaukee, WI 53202 Age: 47	Chairperson, President and Trustee	Indefinite Term; Since August 22, 2001	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994–Present).	1	Trustee, Buffalo Funds (an open-end investment company with ten portfolios); Trustee, USA MUTUALS (an open-end investment company with two portfolios).

John Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 51	Vice President, Treasurer and Principal Accounting Officer	Indefinite Term; Since January 11, 2008	Fund Administration and Compliance, U.S. Bancorp Fund Services, LLC (2004–present); UMB Investment Services Group (2000–2004).	N/A	N/A

Kristin M. Cuene 615 E. Michigan St. Milwaukee, WI 53202 Age: 40+	Chief Compliance Officer	Indefinite Term; Since January 23, 2009	Attorney, Compliance Officer, U.S. Bancorp Fund Services, LLC (2008-present); Attorney, Investment Management, Quarles & Brady, LLP (2007-2008); Student, University of Pennsylvania (2004-2007).	N/A	N/A

Rachael A. Spearo 615 E. Michigan St. Milwaukee, WI 53202 Age: 29	Secretary	Indefinite Term; Since November 15, 2005	Counsel, U.S. Bancorp Fund Services, LLC (2004–present).	N/A	N/A

(1)

The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series.

(2)

Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an affiliated person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The S&P 500 Capital Appreciation Fund has adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the S&P 500 Capital Appreciation Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-888-887-2386. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s initial proxy voting record will be available for the period ended June 30, 2009 without charge, upon request, by calling toll free, 1-888-887-2386, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files its schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

Investment Adviser

Structured Investment Management, Inc.
245 Park Avenue, 39th Floor
New York, NY 10167

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
555 East Wells Street
Milwaukee, WI 53202

Legal Counsel

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Custodian

U.S. Bank, National Association
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6.	Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)	/s/ Joseph Neuberger
Joseph Neuberger, President

Date	7/31/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph Neuberger
Joseph Neuberger, President

Date	7/31/2009

By (Signature and Title)	/s/ John Buckel
John Buckel, Treasurer

Date	7/31/2009